ORIX Corporation Shareholders' Equity (Tables)	9 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Changes in Number of Shares Issued
Information about ORIX Corporation Shareholders’ Equity for the nine months ended December 31, 2021 and 2022 are as follows:

(1)	Dividend payments

	Nine months ended December 31, 2021	Nine months ended December 31, 2022
Resolution	The board of directors on May 20, 2021	The board of directors on May 18, 2022
Type of shares	Common stock	Common stock
Total dividends paid	¥52,438 million	¥55,704 million
Dividend per share	¥43.00	¥46.60
Date of record for dividend	March 31, 2021	March 31, 2022
Effective date for dividend	June 7, 2021	June 3, 2022
Dividend resource	Retained earnings	Retained earnings

Resolution	The board of directors on November 4, 2021	The board of directors on November 7, 2022
Type of shares	Common stock	Common stock
Total dividends paid	¥46,957 million	¥50,586 million
Dividend per share	¥39.00	¥42.80
Date of record for dividend	September 30, 2021	September 30, 2022
Effective date for dividend	December 9, 2021	December 6, 2022
Dividend resource	Retained earnings	Retained earnings